(33) FINANCIAL INSTRUMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
As of Beginning Year	R$ 57,715	R$ 6,380
Measurement at fair value	16,715	67,986
Net cash received from settlement of flows	(22,372)	(16,651)
As of Ending Year	52,058	57,715
Assets [Member]
Statement Line Items [Line Items]
As of Beginning Year	57,715	8,820
Measurement at fair value	16,715	65,546
Net cash received from settlement of flows	(22,372)	(16,651)
As of Ending Year	52,058	57,715
Liabilities [Member]
Statement Line Items [Line Items]
As of Beginning Year	0	(2,440)
Measurement at fair value	0	2,440
Net cash received from settlement of flows	0	0
As of Ending Year	R$ 0	R$ 0